Senior Convertible Notes (Details)	12 Months Ended						1 Months Ended	12 Months Ended								12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Embedded derivatives underlying convertible notes CNY	Dec. 31, 2010 Embedded derivatives underlying convertible notes CNY	Dec. 31, 2009 Embedded derivatives underlying convertible notes CNY	May 31, 2008 4.5% Senior Convertible Notes due 2013 CNY D	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 USD ($) D	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 CNY	Dec. 31, 2010 4.5% Senior Convertible Notes due 2013 USD ($)	Dec. 31, 2010 4.5% Senior Convertible Notes due 2013 CNY	Dec. 31, 2009 4.5% Senior Convertible Notes due 2013 USD ($)	Dec. 31, 2009 4.5% Senior Convertible Notes due 2013 CNY	May 19, 2008 4.5% Senior Convertible Notes due 2013 USD ($)	May 13, 2008 4.5% Senior Convertible Notes due 2013 USD ($)	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 Minimum	Dec. 31, 2009 4.5% Senior Convertible Notes due 2013 Minimum	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 Maximum	Dec. 31, 2009 4.5% Senior Convertible Notes due 2013 Maximum	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 Embedded derivatives underlying convertible notes CNY	Dec. 31, 2010 4.5% Senior Convertible Notes due 2013 Embedded derivatives underlying convertible notes CNY	Dec. 31, 2009 4.5% Senior Convertible Notes due 2013 Embedded derivatives underlying convertible notes CNY
Senior Convertible Notes
Aggregate principal amount															$ 350,000,000
Interest rate (as a percent)															4.50%
Number of days granted to underwriters for the option to purchase additional Senior Notes							30
Option granted to underwriters to purchase additional aggregate principal amount of Senior Notes															50,000,000
Completed public offering including underwriter's option to purchase additional Senior Notes														400,000,000
Net proceeds from the offering							2,709,538,000
Amount of financing costs amortized through interest expense									9,364,000		7,552,000		7,084,000
Percentage of the effective conversion price as a condition for conversion or redemption of Senior Notes								130.00%	130.00%
Minimum number of trading days triggering conversion or redemption feature								20	20
The maximum period of consecutive trading days that the closing price of the Company's ADS exceeds a specified percentage of the conversion price to trigger conversion or redemption feature of notes								30	30
Redemption price as percentage of principal amount of notes plus accrued and unpaid interest								100.00%	100.00%
Interest expenses recognized									65,959,000		67,876,000		88,731,000
Principal amount used for debt instrument conversion ratio								1,000
Conversion rate per $1000 principal amount of the Senior Notes (in shares)								32.8138	32.8138
Par value per share								$ 0.0001
Conversion price (in dollars per share)								$ 30.475
Change in fair value of the Embedded Derivatives	84,874,000	74,528,000	(49,071,000)	66,142,000	70,458,000	(55,106,000)														66,142,000	70,458,000	(55,106,000)
Interest expense recognized for accretion to the redemption value									104,195,000		95,547,000		104,226,000
Principal amount of debt bought back								6,145,000				93,301,000
Buyback price as a percentage of principal amounts																39.36%	39.36%	79.25%	79.25%
Gain/(loss) from convertible notes buyback	4,312,000		(24,156,000)						4,312,000				(24,156,000)
Notional outstanding amount	4,876,822,000	1,520,000,000						222,028,000	1,398,976,000
Estimated fair value								$ 162,080,000	1,021,283,000